The interactive data file included as an exhibit to this filing relates to the definitive prospectuses for Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 2, 2016 (Accession No. 0001193125-16-610870, which is incorporated herein by reference.